Share-based payments - Exercise price range of warrants (Details)	6 Months Ended
	Feb. 29, 2024 shares $ / shares	Aug. 31, 2023 shares	Aug. 31, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	1,185,132	1,099,541	1,706,418
Exercise Price 1.03 - 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	495,132
Weighted average grant date fair value	$ 2.29
Weighted average remaining contractual life (years)	1 year 7 months 13 days
Exercisable options | shares	450,287
Exercise Price 1.03 - 3.70 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.03
Exercise Price 1.03 - 3.70 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.70
Exercise Price 4.54 - 5.83
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	625,000
Weighted average grant date fair value	$ 2.74
Weighted average remaining contractual life (years)	4 years 21 days
Exercisable options | shares	545,874
Exercise Price 4.54 - 5.83 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 4.54
Exercise Price 4.54 - 5.83 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.83
Exercise Price 6.09 - 8.85
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	30,000
Weighted average grant date fair value	$ 6.26
Weighted average remaining contractual life (years)	7 years 29 days
Exercisable options | shares	26,667
Exercise Price 6.09 - 8.85 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 6.09
Exercise Price 6.09 - 8.85 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	8.85
Exercise Price 16.29
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 16.29
Number of options outstanding | shares	35,000
Weighted average grant date fair value	$ 9.33
Weighted average remaining contractual life (years)	6 years 9 months
Exercisable options | shares	35,000